Consolidated statement of income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 5,323	€ 3,994	€ 9,801	€ 8,269
of which: calculated based on the effective interest rate method		€ 4,300	€ 3,200	€ 7,900	€ 6,600

[1]	Interest and similar income include € 4.3 billion for the three months ended June 30, 2022 and € 3.2 billion for the three months ended June 30, 2021,
€ 7.9 billion for the six
months ended June 30, 2022 and € 6.6 billion for the six months ended June 30, 2021, were calculated based on the effective interest method.